UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

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Item 1. Schedule of Investments.

Capital Advisors Growth Fund
Schedule of Investments at September 30, 2004 (Unaudited)

Shares	COMMON STOCKS: 99.20%	Market Value

	Aerospace/Defense: 7.19%
11,500	Embraer Aircraft Corp. Adr.*#	$ 303,600
11,300	L-3 Communications Holdings, Inc.	757,100
		1,060,700

	Biotechnology: 7.26%
8,100	Amgen, Inc.*	459,108
10,000	Biogen Idec Inc.*	611,700
		1,070,808

	Casino Services: 3.29%
13,490	International Game Technology	484,965

	Computer Hardware: 7.51%
13,000	Cisco Systems, Inc.*	235,300
15,000	Dell Computer Corp.*	534,000
16,860	Intel Corp.	338,212
		1,107,512

	Computer Software: 6.65%
19,760	Microsoft Corp.	546,364
7,500	CDW Corp.	435,225
		981,589

	E-Commerce: 4.05%
5,300	CheckFree Corp.*	146,651
4,900	eBay, Inc.*	450,506
		597,157

	Media: 3.36%
16,000	XM Satellite Radio Holdings, Inc.*	496,320

	Medical Devices & Technology: 2.81%
8,000	Medtronic Inc.	415,200

	Oil - Exploration & Production: 3.45%
10,150	Apache Corp.	508,616

	Oil - Field Services: 2.60%
12,000	Suncor Energy, Inc. #	384,120

	Optical Supplies: 1.77%
3,250	Alcon Inc. #	260,650

	Petroleum Product: 3.55%
7,900	Anadarko Petroleum Corp.	524,244

	Pharmaceuticals: 6.51%
8,835	Abbott Laboratories	374,251
9,340	Novartis AG #	435,898
4,900	Pfizer, Inc.	149,940
		960,089

	Retail Stores: 15.23%
10,000	Best Buy Co., Inc.	542,400
13,000	Bed Bath and Beyond Inc.*	482,430
10,000	Tiffany & Co.	307,400
5,700	Wal-Mart Stores, Inc.	303,240
16,300	Williams Sonoma Inc.*	612,065
		2,247,535

	Security and Commodity Exchange: 2.73%
2,500	Chicago Merchantile Exchange	403,250

	Semiconductor Equipment: 5.47%
6,875	Maxim Integrated Products, Inc.	290,744
36,500	Omnivision Technologies Inc.*	516,475
		807,219

	Technology - Data Processing: 6.21%
8,400	Affiliated Computer Services - Class A*	467,628
10,300	First Data Corp.	448,050
		915,678

	Transportation - Services: 2.51%
4,885	United Parcel Service, Inc.	370,869

	Wireless Communications: 7.05%
7,600	Research In Motion*#	580,184
11,790	QUALCOMM, Inc.	460,282
		1,040,466

	Total Common Stocks (Cost $13,188,252)	$ 14,636,987

	Total Investments in Securities (Cost $13,188,252): 99.20%	14,636,987
	Other Assets in Excess of Liabilities: 0.80%	118,208
	Net Assets: 100.00%	$ 14,755,195

* Non-income producing security.
# U.S. security of foreign issuer.

See Accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  11/01/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  11/01/04

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date  10/27/04

* Print the name and title of each signing officer under his or her signature.

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